Income Taxes (Narrative) (Details) ₪ in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2017 ILS (₪)
Accrued interest and penalties related to uncertain tax positions			$ 907
Statutory tax rates			23.00%	24.00%	25.00%
Privileged enterprise benefits rate			23.00%
Tax-exempt income			$ 238,300
Change in corporate tax rate, amount incurred			$ 23,800
Reduced Corporate Tax Rate	7.50%		7.50%
Decrease In Tax Rates In Year Thereafter						16.00%
Special Preferred Enterprise Of Reduced Tax Rates 1	6.00%		20.00%			16.00%	16.00%
Special Preferred Enterprise Of Reduced Tax Rates 2	6.00%						9.00%
Deferred tax asset	$ 114,107		$ 111,196	$ 114,107
Valuation allowance of deferred tax assets	152,062		$ 152,659	152,062
Valuation allowance and deferred tax assets tax rate			21.00%
Change in valuation allowance	65,600
Change in deferred tax assets	$ 65,600		$ 3,956	$ 2,549	$ 10,378
Foreign ownership percentage basis for determining tax rate			90.00%
Special Preferred Enterprise Tax Exempt Period			10 years
Approved enterprise and beneficiary enterprise income tax exempt or taxable rate			10.00%
Dividend withholding tax rate	20.00%		15.00%
Persentage of limitation uses			80.00%
Preferred Enterprise Of Reduced Tax Rates 1	12.00%
Preferred Enterprise Of Reduced Tax Rates 2	12.00%
Preferred Benefitted Intangible Assets | ₪								₪ 200,000
Special Preferred Benefitted Intangible Assets | ₪								₪ 500,000
Israel [Member]
Statutory tax rates			23.00%	24.00%	25.00%
Israel [Member] | Subsequent Event [Member]
Statutory tax rates		23.00%
United States [Member]
Statutory tax rates			21.00%
HONG KONG
Statutory tax rates			16.50%
GERMANY
Statutory tax rates			29.00%
Minimum [Member]
Reduced Corporate Tax Rate			21.00%
Foreign ownership percentage basis for determining tax rate			10.00%
Foreign Dividend Withholding tax rate			4.00%
Maximum [Member]
Reduced Corporate Tax Rate			35.00%
Foreign ownership percentage basis for determining tax rate			25.00%
Dividend withholding tax rate			30.00%
Subsidiaries [Member]
Operating losses carryforwards	$ 486,000		$ 479,000	$ 486,000
Deferred tax asset	$ 114,000		112,000	$ 114,000
Deferred tax liability			$ 128,700